Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,221,000
Previously Paid Amount	0.00
Total Fee Amount	306.72
Total Offset Amount	0.00
Net Fee	306.72
Narrative - Max Aggregate Offering Price	$ 2,221,000
Final Prospectus	true